SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
The following condensed financial statements have been presented on a “parent-only” basis. Under a parent-only presentation, Waldencast plc’s investment in its subsidiaries is presented under the equity method of accounting.

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED BALANCE SHEET
(In thousands of U.S. dollars, except share and per share data)
	As of December 31, 2023	As of December 31, 2022
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$419	$3,215
Intercompany receivable	51,964	—
Total current assets	52,383	3,215
Investment in subsidiary	745,537	823,936
TOTAL ASSETS	$797,920	$827,151

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES:
Intercompany payables	—	8,942
Derivative warrant liabilities	28,647	18,311
TOTAL LIABILITIES	28,647	27,253

SHAREHOLDERS’ EQUITY:
Successor Class A ordinary shares, $0.0001 par value, 1,000,000,000 shares authorized; and 101,228,857 and 86,460,560 outstanding as of December 31, 2023 and December 31, 2022, respectively	9	8
Successor Class B ordinary shares, $0.0001 par value, 1,000,000,000 shares authorized; and 20,847,553 and 21,104,225 outstanding as of December 31, 2023 and December 31, 2022, respectively	2	2
Additional paid-in capital	871,527	796,038
Accumulated deficit	(246,761)	(156,780)
Accumulated other comprehensive loss	(151)	(29)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	624,626	639,239
Noncontrolling Interest	144,647	160,659
TOTAL SHAREHOLDERS’ EQUITY	769,273	799,898
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$797,920	$827,151

Condensed Statement of Operations

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED STATEMENT OF OPERATIONS
(In thousands of U.S. dollars, except share and per share data)
	Year ended December 31, 2023	For the period from July 28 to December 31, 2022
Net revenue	$—	$—
Selling, general and administrative	1,259	—
Total operating loss	(1,259)	—
Other expense (income):
Interest expense, net	(14)	19
Change in fair value of derivative warrant liabilities	10,337	6,793
(Loss) income before income taxes	(11,582)	6,812
Income tax benefit	—	—
(Loss) income before equity in undistributed earnings of subsidiaries	(11,582)	6,812
Equity in undistributed earnings of subsidiaries	(78,399)	(102,379)
Net loss	(89,981)	(95,567)
Other comprehensive loss — foreign currency translation adjustments, net of tax	(122)	(29)
Comprehensive loss	$(90,103)	$(95,596)

Condensed Statement of Cash Flow

WALDENCAST PLC (PARENT COMPANY ONLY) CONDENSED STATEMENT OF CASH FLOW
(In thousands of U.S. dollars)
	Year ended December 31, 2023	Period from July 28 to December 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(89,981)	$(95,567)
Adjustments to reconcile net loss to net cash
Cash (used in) provided by operating activities:
Equity in income of subsidiaries	78,399	102,379
Change in fair value of derivative warrant liabilities	10,337	(6,793)
Net cash (used in) provided by operating activities	(1,245)	19
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from trust	—	6,400
Net cash provided by investing activities	—	6,400
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE investments	70,000	—
Payment of PIPE transaction costs	(1,069)	—
Tax withholding	(1,204)	—
Transfers from subsidiaries	30,575	6,000
Transfers to subsidiaries	(66,250)	(300)
Expenses paid on behalf of subsidiaries	(33,603)	(8,982)
Net cash used in financing activities	(1,551)	(3,282)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(2,796)	3,137
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Beginning of period	3,215	78
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of period	$419	$3,215